Accrued Expenses and Other Payables (Accrued expenses and other payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Accrued Expenses and Other Payables
Other payables	$ 783	¥ 5,454	¥ 5,072
Accrued Liabilities and Other Liabilities, Total	$ 783	¥ 5,454	¥ 5,072